Annual Total Returns	Sep. 30, 2020
Retail | Strategic Municipal Income Fund | Thornburg Strategic Municipal Income Fund Class A
Document Information [Line Items]
2010	3.06%
2011	12.40%
2012	9.76%
2013	(2.80%)
2014	9.86%
2015	2.23%
2016	(0.38%)
2017	4.04%
2018	0.74%
2019	5.59%
Retail | Intermediate New Mexico Fund | Thornburg New Mexico Intermediate Municipal Fund - Class A
Document Information [Line Items]
2010	1.75%
2011	7.80%
2012	3.31%
2013	(1.64%)
2014	5.57%
2015	2.16%
2016	(0.41%)
2017	2.03%
2018	1.40%
2019	4.49%
Retail | Intermediate New York Fund | Thornburg New York Intermediate Municipal Fund - Class A
Document Information [Line Items]
2010	1.86%
2011	9.70%
2012	4.92%
2013	(1.90%)
2014	5.81%
2015	2.18%
2016	(0.51%)
2017	2.67%
2018	0.16%
2019	4.56%
Retail | Strategic Income Fund | Thornburg Strategic Income Fund - Class A
Document Information [Line Items]
2010	13.10%
2011	4.44%
2012	12.55%
2013	5.89%
2014	3.19%
2015	(2.34%)
2016	7.69%
2017	6.01%
2018	0.30%
2019	7.55%
Retail | International Value Fund | Thornburg International Value Fund - Class A
Document Information [Line Items]
2010	13.70%
2011	(13.24%)
2012	15.33%
2013	15.35%
2014	(5.90%)
2015	6.26%
2016	(2.74%)
2017	24.98%
2018	(20.05%)
2019	28.66%
Retail | International Growth Fund | Thornburg International Growth Fund - Class A
Document Information [Line Items]
2010	27.26%
2011	(2.97%)
2012	21.87%
2013	36.41%
2014	(12.46%)
2015	6.33%
2016	(5.05%)
2017	34.33%
2018	(17.01%)
2019	25.87%
Retail | Income Builder Fund | Thornburg Investment Income Builder Fund - Class A
Document Information [Line Items]
2010	13.42%
2011	0.49%
2012	11.36%
2013	16.50%
2014	4.54%
2015	(5.37%)
2016	9.50%
2017	14.78%
2018	(4.62%)
2019	17.66%
Retail | Global Opportunities Fund | Thornburg Global Opportunities Fund - Class A
Document Information [Line Items]
2010	15.33%
2011	(7.79%)
2012	21.56%
2013	28.18%
2014	18.44%
2015	1.12%
2016	3.64%
2017	21.64%
2018	(20.92%)
2019	28.35%
Retail | Developing World Fund | Thornburg Developing World Fund Class A
Document Information [Line Items]
2010	30.73%
2011	(15.63%)
2012	22.70%
2013	15.61%
2014	(3.04%)
2015	(15.34%)
2016	2.55%
2017	35.31%
2018	(15.18%)
2019	29.03%
Retail | Better World International Fund | Thornburg Better World International Fund - Class A
Document Information [Line Items]
2016	6.76%
2017	21.88%
2018	(14.28%)
2019	23.72%
Retail | Long/Short Equity Fund | Thornburg Long/Short Equity Fund- Class I
Document Information [Line Items]
2010	9.02%
2011	1.27%
2012	17.23%
2013	21.75%
2014	5.45%
2015	2.26%
2016	1.40%
2017	16.87%
2018	(6.39%)
2019	8.50%
Retirement | Strategic Income Fund | Thornburg Strategic Income Fund - Class R3
Document Information [Line Items]
2013	5.87%
2014	3.15%
2015	(2.43%)
2016	7.71%
2017	5.95%
2018	0.13%
2019	7.23%
Retirement | International Value Fund | Thornburg International Value Fund - Class R3
Document Information [Line Items]
2010	13.60%
2011	(13.46%)
2012	15.18%
2013	15.09%
2014	(6.06%)
2015	6.07%
2016	(2.88%)
2017	24.78%
2018	(20.22%)
2019	28.39%
Retirement | International Growth Fund | Thornburg International Growth Fund - Class R3
Document Information [Line Items]
2010	27.46%
2011	(3.05%)
2012	21.88%
2013	36.21%
2014	(12.56%)
2015	6.25%
2016	(5.16%)
2017	34.22%
2018	(17.18%)
2019	25.66%
Retirement | Income Builder Fund | Thornburg Investment Income Builder Fund - Class R3
Document Information [Line Items]
2010	13.14%
2011	0.14%
2012	11.11%
2013	16.09%
2014	4.28%
2015	(5.72%)
2016	9.17%
2017	14.49%
2018	(5.01%)
2019	17.28%
Retirement | Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R3
Document Information [Line Items]
2010	15.29%
2011	(7.78%)
2012	21.62%
2013	28.07%
2014	18.31%
2015	0.95%
2016	3.49%
2017	21.37%
2018	(21.07%)
2019	28.09%
Retirement | Developing World Fund | Thornburg Developing World Fund Class R5
Document Information [Line Items]
2014	(2.69%)
2015	(14.94%)
2016	3.08%
2017	35.84%
2018	(14.88%)
2019	29.53%
Retirement | Limited Term U.S. Government Fund | Thornburg Limited Term U.S. Government Fund - Class R3
Document Information [Line Items]
2010	3.44%
2011	3.70%
2012	1.91%
2013	(1.96%)
2014	2.19%
2015	0.27%
2016	0.91%
2017	0.56%
2018	0.73%
2019	3.52%
Retirement | Limited Term Income Fund | Thornburg Limited Term Income Fund - Class R3
Document Information [Line Items]
2010	6.34%
2011	5.05%
2012	7.42%
2013	(0.27%)
2014	3.36%
2015	0.35%
2016	3.00%
2017	2.15%
2018	0.82%
2019	5.15%